Share Capital And Equity Compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Capital And Equity Compensation
13.	SHARE CAPITAL AND EQUITY COMPENSATION

Share Capital
On January 25, 2022, the Company closed the acquisition of 100% of Millennial and issued 13,199 shares to Millennial shareholders.
On January 22, 2021, Lithium Americas closed an underwritten public offering of 18,182 shares, including 2,273 shares following the exercise in full by the underwriters of their over-allotment option. The shares were issued at a price of $22.00 each for gross proceeds to the Company of approximately $400,000. Share issuance costs were $22,609.
Equity Incentive Plan
The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time at the discretion of the Board of Directors, eligible directors, officers, employees and consultants are awarded restricted share units (“RSUs”) and performance share units (“PSUs”) that, subject to a recipient’s deferral right in accordance with the Income Tax Act (Canada), convert automatically into common shares upon vesting. In addition, independent directors are awarded deferred share units (“DSUs”), generally as partial compensation for their services as directors. DSUs may be redeemed by directors for common shares upon retirement or termination from the Board. The Plan also permits the grant of incentive stock options exercisable to purchase common shares of the Company (“stock options”); however, generally the Company has granted RSUs, PSUs and DSUs over stock options under its equity compensation program since 2018. The Plan is a “fixed plan” pursuant to which the aggregate number of common shares to be issued shall not exceed 16% of the Company’s issued and outstanding common shares as of April 1, 2020, or 14,401 shares.
Restricted Share Units
During the year ended December 31, 2022, the Company granted 140 (2021 – 256) RSUs to its employees and consultants. The total estimated fair value of the RSUs was $3,462 (2021 – $3,547) based on the market value of the Company’s shares on the grant date. As at December 31, 2022, there was $1,804 (2021 – $1,140) of total unamortized compensation cost relating to unvested RSUs. During the year ended December 31, 2022, stock-based compensation expense related to RSUs of $4,526 was charged to expenses (2021 – $2,821) out of which $3,108 (2021 – $1,374) was recorded against accrued liabilities.

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000’s)

Balance, RSUs outstanding as at December 31, 2020	2,290

Converted into shares	(191)

Granted	256

Balance, RSUs outstanding as at December 31, 2021	2,355

Converted into shares	(114)

Granted	140

Forfeited	(14)

Balance, RSUs outstanding as at December 31, 2022	2,367

Deferred Share Units
During the year ended December 31, 2022, the Company granted 23 DSUs (2021 – 24) as compensation to independent directors with a total estimated fair value of $619 (2021 – $377).

Number of DSUs (in 000’s)

Balance, DSUs outstanding as at December 31, 2020	218

Granted	24

Balance, DSUs outstanding as at December 31, 2021	242

Granted	23

Converted into common shares	(13)

Balance, DSUs outstanding as at December 31, 2022	252
Stock Options
No stock options were gran
t
ed by the Company during the year ended December 31, 2022 and 2021. Stock options outstanding and exercisable as at December 31, 2022 are as follows:

Range of Exercise Prices CDN$	Number outstanding and exercisable as at December 31, 2022 (in 000’s)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (CDN$)

$4.90	160	0.0	4.90

$8.05 - $11.07	530	0.0	8.33

	690	0.0	7.54

A summary of changes to outstanding stock options is as follows:

	Number of Options (in 000’s)	Weighted Average Exercise Price, (CDN$)

Balance, stock options outstanding as at December 31, 2020	2,303	6.05

Exercised	(612)	(3.05)

Expired	(9)	(6.30)

Balance, stock options outstanding as at December 31, 2021	1,682	7.06

Exercised	(992)	(6.73)

Balance, stock options outstanding as at December 31, 2022	690	7.54
The weighted average share price at the time of exercise of stock options during the year ended December 31, 2022 was CDN$39.89 (2021 – CDN$20.00). During the year ended December 31, 2022, 618 (2021 – 310) stock options were exercised under the cashless exercise provision of the Plan, resulting in the issuance of 504 (2021 – 258) shares of the
Company. Subsequent to the year ended December 31, 2022, all remaining

outstanding stock options were exercised.
Performance Share Units
73 PSUs were granted by the Company during the year ended December 31, 2022 (2021 – 162). As at December 31, 2022, there was $2,861 (2021
–
 $2,282) of total unamortized compensation cost relating to unvested PSUs.
The fair value of the PSUs is estimated on the date of grant using a valuation model based on
a
Monte Carlo simulation with the following assumptions used for the grants made during the period:

	January 28, 2022	January 4, 2021

Number of PSUs granted	73	162

Risk-free interest rate	1.39%	0.17%

Dividend rate	0%	0%

Annualized volatility	82.8%	76.0%

Peer Group average volatility	55.73%	72.2%

Estimated forfeiture rate	10.0%	10.0%

Fair value per PSU granted	41.99	19.72
In October 2022, 283 PSUs
originally awarded in 2019,
vested with
a
multiplication
ratio of 1.85. The PSUs are earned on the basis of total shareholder return relative to the return of the peer companies over four weighted performance periods: 20% in each of the first to third years of the performance period and 40% during the three-year period from the grant date.

During the year ended December 31, 2022, equity compensation expense related to PSUs of $2,112 was charged to operating expenses (2021
–
$2,572). A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000’s)

Balance, PSUs outstanding as at December 31, 2020	999

Granted	162

Converted into common shares	(417)

Balance, PSUs outstanding as at December 31, 2021	744

Granted	73

Forfeited	(51)

Balance, PSUs outstanding as at December 31, 2022	766